Related Party Transactions (Disclosure of transactions with key management personnel ) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of transactions between related parties [line items]
Management fees	$ 269,845	$ 217,050
Rent	32,147	21,500
Key management personnel compensation	334,345	261,050
CEO [Member]
Disclosure of transactions between related parties [line items]
Management fees	109,500	99,500
Vehicle expense	18,000	12,000
Rent	28,500	21,500
A prior director [Member]
Disclosure of transactions between related parties [line items]
Management fees	0	6,000
COO [Member]
Disclosure of transactions between related parties [line items]
Management fees	92,000	68,000
Vehicle expense	18,000	10,500
CFO [Member]
Disclosure of transactions between related parties [line items]
Management fees	$ 68,345	$ 43,550